INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Intangibles Assets [Abstract]
Disclosure of intangible assets material to entity

Classes of Intangible Assets, Net	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Intangible assets, net	84,210	102,090
	4,881	2,665
Computer software	27,268	31,877
Water rights	5,684	5,684
Customer	29,218	35,092
Other identifiable intangible assets	17,159	26,772
Classes of intangible Assets, Gross	223,654	232,391
	4,881	2,665
Computer software	114,602	116,315
Water rights	5,684	5,684
Customer	75,726	75,626
Other identifiable intangible assets	22,761	32,101
Classes of accumulated amortization and impairment
Total accumulated amortization and impairment	(139,444)	(130,301)
Accumulated amortization and impairment, intangible assets	(139,444)	(130,301)
Computer software	(87,334)	(84,438)
Customer	(46,508)	(40,534)
Other identifiable intangible assets	(5,602)	(5,329)

Disclosure of reconciliation of changes in intangible assets and goodwill
Reconciliation of the carrying amount of intangible assets at the beginning and end of each reporting period balances

	12-31-2021
Reconciliation of intangible assets	Intangible Assets under Development ThU.S.$	Computer Software ThU.S.$	Water Rights ThU.S.$	Customer ThU.S.$	Others ThU.S.$	TOTAL ThU.S.$
Opening Balance	2,665	31,877	5,684	35,092	26,772	102,090
Changes
Additions	2,929	3,265	—	—	557	6,751
Disposals	(1,121)	(647)	—	—	—	(1,768)
Amortization	—	(12,284)	—	(5,940)	(263)	(18,487)
Increase (Decrease) related to foreign currency translation	—	451	—	65	(16)	500
Other Increases (Decreases)	408	4,606	—	1	(9,891)	(4,876)
Changes Total	2,216	(4,609)	—	(5,874)	(9,613)	(17,880)
Closing Balance	4,881	27,268	5,684	29,218	17,159	84,210

	12-31-2020
Reconciliation of intangible assets	Intangible Assets under Development ThU.S.$	Computer Software ThU.S.$	Water Rights ThU.S.$	Customer ThU.S.$	Others ThU.S.$	TOTAL ThU.S.$
Opening Balance	14,030	25,035	5,966	39,981	21,240	106,252
Changes
Additions	1,760	6,084	—	—	2,701	10,545
Additions through business combination	—	—	—	—	5,162	5,162
Disposals	—	(10)	—	—	—	(10)
Amortization	—	(10,112)	—	(5,120)	(329)	(15,561)
Increase (Decrease) related to foreign currency translation	—	(277)	—	231	(116)	(162)
Other Increases (Decreases)	(13,125)	11,157	(282)	—	(1,886)	(4,136)
Changes Total	(11,365)	6,842	(282)	(4,889)	5,532	(4,162)
Closing Balance	2,665	31,877	5,684	35,092	26,772	102,090

Disclosure of intangible assets with indefinite useful life

Years of Useful life (Average)
Computer Software	5
Customer	15
Brands	7